SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2022
SEGMENT REPORTING
Schedule of Segment Reporting Information, by Segment

The following table presents summary information by segment for the six months ended June 30, 2021 and 2022, respectively.

	For the six months ended June 30,
	2021	2022
	US$	US$
Reportable segment revenue:
Mining pool	413,650	450,780
Data center	11,424	3,394
Cryptocurrency mining	11,378	37,823
Others	1,553	200
Total segment and consolidated revenue	438,005	492,197
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	(405,347)	(447,997)
Data center	(8,567)	(4,319)
Cryptocurrency mining	(4,821)	(13,700)
Others	(1,753)	(2,050)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(420,488)	(468,066)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	(1,234)	(4,748)
Data center	(1,610)	(2,343)
Cryptocurrency mining	(3,845)	(14,241)
Others	(84)	—
Total segment and consolidated cost of revenue-depreciation and amortization	(6,773)	(21,332)
Total segment and consolidated cost	(427,261)	(489,398)
Reconciling items:
Operating expenses	(9,906)	(14,887)
Other operating income	46	276
Government grant	—	9
Other operating expenses	(434)	(1,515)
Net loss on disposal of cryptocurrencies	(8,634)	(2,057)
Impairment of cryptocurrency assets	(8,863)	(12,620)
Changes in fair value of derivative instrument	836	—
Impairment of property and equipment	—	(836)
Changes in fair value of contingent considerations	—	1,247
Operating loss from continuing operations	(16,211)	(27,584)
Other income, net	280	554
Interest income	37	106
Interest expense	(709)	(218)
(Loss) gain from equity method investments	(859)	151
Gain on previously held equity method investment	5,500	—
Gain from disposal of a subsidiary	126	—
Net loss from continuing operations	(11,836)	(26,991)

Schedule of revenue from continuing operations by geographical locations

	For the six months ended June 30,
Revenues	2021	2022
	US$	US$
Hong Kong	97	27,613
USA	—	7,782
Kazakhstan	—	6,014
Europe	1,446	8
Mainland China	22,812	—
Blockchain	413,650	450,780
	438,005	492,197

Schedule of long-lived by geographical locations

Long-lived assets	As of December 31, 2021	As of June 30, 2022
	US$	US$
USA	35,873	23,709
Hong Kong	31,745	26,442
Mainland China	6,435	564
Kazakhstan	2,310	1,421
Europe	2	1
	76,365	52,137